NOTES PAYABLE	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 6: NOTES PAYABLE

Notes payable is comprised of the following:

	December 31,	June 30,
	2021	2021
Note payable, SBA – Paycheck Protection Program [1]	$33,751	$33,680
Note payable, SBA – Economic Injury Disaster Loan [2]	163,081	160,393
Note payable, Accredited Investor [3]	43,202	276,035
Total notes payable	$240,034	$470,108
Less: current portion of notes payable	(93,144)	(323,218)
Long-term portion of notes payable	$146,890	$146,890

[1]	effective April 28, 2020, the Company entered into a promissory note with an approved lender in the principal amount of $33,333. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program. The note accrues interest for the first six months following the issuance date at a rate of 1% per annum, (increasing to 6% per annum upon the occurrence of an Event of Default (as defined in the note)), and beginning November 28, 2020, requires 18 monthly payments of $1,876 each, consisting of principal and interest until paid in full on April 28, 2022. Subsequent to issuance, the first payment due date was extended. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, any portion of the note up to the entire principal and accrued interest balance may be forgiven in the event the Company satisfies certain requirements as determined by the CARES Act. The Company has applied for forgiveness and expects to satisfy the requirements for forgiveness of the entire principal and accrued interest balance. The Company is awaiting receipt of approval of its requested forgiveness from the SBA through its treasury partner. At December 31, 2021, $33,751 was recorded as a current liability within notes payable with the consolidated balance sheets.

[2]	effective May 28, 2020, the Company entered into a promissory note and security agreement with the U.S. Small Business Administration (“SBA”) in the principal amount of $150,000. The note was approved under the provisions of the CARES Act and the terms of the COVID-19 Economic Injury Disaster Loan (“EIDL”) program of the SBA’s EIDL Program. The note accrues interest at a rate of 3.75% per annum, and beginning May 28, 2021, requires monthly payments of $731 each, consisting of principal and interest until paid in full on May 28, 2050. Subsequent to issuance, the SBA extended the first payment due date to 24 months from the date of the note. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, this promissory note is collateralized by certain of the Company’s property as specified within the security agreement. Furthermore, on June 4, 2020, the Company received $4,000 from the SBA, which it is currently working to obtain details from the SBA regarding this amount. As such, at December 31, 2021, the Company recorded this amount as a current liability. At December 31, 2021, $16,191 was recorded as a current liability within notes payable and $146,890 was recorded as a long-term liability within notes payable, net of current portion with the consolidated balance sheets.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 6: NOTES PAYABLE (continued)

[3]	effective February 8, 2021, the Company entered into a securities purchase agreement with an accredited investor and issued an 12% promissory note in the principal amount of $362,250 (including a $47,250 original issue discount) to the accredited investor with a maturity date of February 8, 2022. Twelve months of interest is immediately earned by the accredited investor upon the Company receiving proceeds and is included in the required monthly repayments. On February 10, 2021, the Company received net proceeds in the amount of $288,000 as a result of $27,000 being paid for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. In accordance with the securities purchase agreement, the Company issued 1) 250,000 restricted shares of its Common Stock (“Commitment Shares”) to the accredited investor as additional consideration for the purchase of the promissory note and 2) 200,000 restricted shares of its Common Stock (“Returnable Shares”) to the accredited investor which will be returned to the Company upon timely completion of the required repayment schedule. Repayments of the promissory note shall be made in eight (8) installments each in the amount of $50,715, which commenced July 8, 2021 and continues thereafter each thirty (30) days until February 8, 2022. This promissory note is only convertible upon an event of default as defined in the promissory note. The original issue discount, deferred financing costs and issuance date fair value of the Commitment Shares are being amortized over the term of the note. At December 31, 2021, the aggregate outstanding balance of the promissory note and accrued interest was $101,430. At December 31, 2021, the aggregate balance of the promissory note, net of original issue discount, deferred financing costs and issuance date fair value of the Commitment Shares was $43,202.

NOTE 9: NOTES PAYABLE

Notes payable is comprised of the following:

	June 30,
	2021	2020
Note payable, SBA – Paycheck Protection Program [1]	$33,680	$33,388
Note payable, SBA – Economic Injury Disaster Loan [2]	160,393	154,540
Note payable, Accredited Investor [3]	276,035	-
Note payable, John Fife (dba St. George Investors)/Judgment Settlement Agreement [4]	-	771,702
Total notes payable	$470,108	$959,630
Less: current portion of notes payable	(323,218)	(792,171)
Long-term portion of notes payable	$146,890	$167,459

[1]	effective April 28, 2020, the Company entered into a promissory note with an approved lender in the principal amount of $33,333. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program. The note accrues interest for the first six months following the issuance date at a rate of 1% per annum, (increasing to 6% per annum upon the occurrence of an Event of Default (as defined in the note)), and beginning November 28, 2020, requires 18 monthly payments of $1,876 each, consisting of principal and interest until paid in full on April 28, 2022. Subsequent to issuance, the first payment due date was extended. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, any portion of the note up to the entire principal and accrued interest balance may be forgiven in the event the Company satisfies certain requirements as determined by the CARES Act. The Company has applied for forgiveness and expects to satisfy the requirements for forgiveness of the entire principal and accrued interest balance. The Company is awaiting receipt of approval of its requested forgiveness from the SBA through its treasury partner. At June 30, 2021, $33,680 was recorded as a current liability within notes payable with the consolidated balance sheets.

[2]	effective May 28, 2020, the Company entered into a promissory note and security agreement with the U.S. Small Business Administration (“SBA”) in the principal amount of $150,000. The note was approved under the provisions of the Coronavirus, Aid, Relief and Economic Security Act (the “CARES Act”) and the terms of the COVID-19 Economic Injury Disaster Loan (“EIDL”) program of the U.S. Small Business Administration’s EIDL Program. The note accrues interest at a rate of 3.75% per annum, and beginning May 28, 2021, requires monthly payments of $731 each, consisting of principal and interest until paid in full on May 28, 2050. Subsequent to issuance, the SBA extended the first payment due date to 24 months from the date of the note. The note may be prepaid by the Company at any time prior to the maturity date with no prepayment penalties. Additionally, this promissory note is collateralized by certain of the Company’s property as specified within the security agreement. Furthermore, on June 4, 2020, the Company received $4,000 from the SBA, which it is currently working to obtain details from the SBA regarding this amount. As such, at June 30, 2020, the Company recorded this amount as a current liability. At June 30, 2021, $13,503 was recorded as a current liability within notes payable and $146,890 was recorded as a long-term liability within notes payable, net of current portion with the consolidated balance sheets.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 9: NOTES PAYABLE (continued)

[3]	effective February 8, 2021, the Company entered into a securities purchase agreement with an accredited investor and issued an 12% promissory note in the principal amount of $362,250 (including a $47,250 original issue discount) to the accredited investor with a maturity date of February 8, 2022. Twelve months of interest is immediately earned by the accredited investor upon the Company receiving proceeds and is included in the required monthly repayments. On February 10, 2021, the Company received net proceeds in the amount of $288,000 as a result of $27,000 being paid for legal and due diligence fees incurred with respect to this securities purchase agreement and convertible promissory note. In accordance with the securities purchase agreement, the Company issued 1) 250,000 restricted shares of its Common Stock (“Commitment Shares”) to the accredited investor as additional consideration for the purchase of the promissory note and 2) 200,000 restricted shares of its Common Stock (“Returnable Shares”) to the accredited investor which will be returned to the Company upon timely completion of the required repayment schedule. Repayments of the promissory note shall be made in eight (8) installments each in the amount of $50,715, which commenced July 8, 2021 and continues thereafter each thirty (30) days until February 8, 2022. This promissory note is only convertible upon an event of default as defined in the promissory note. The original issue discount, deferred financing costs and issuance date fair value of the Commitment Shares are being amortized over the term of the note. The aggregate balance of the promissory note and accrued interest was $362,250 and $43,470, respectively, at June 30, 2021. The aggregate balance of the promissory note, net of original issue discount, deferred financing costs and issuance date fair value of the Commitment Shares at June 30, 2021 was $276,035.

[4]	effective December 10, 2018, the Company entered into a “Judgment Settlement Agreement” to satisfy in full the Forbearance Agreement with Fife that was previously in effect. As a result, under the Judgment Settlement Agreement, no shares of the Company’s Common Stock are issuable or eligible to be converted into. Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 which was due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020. On August 17, 2020, the Company entered into a second amendment (the “Second Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “Note”) to repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on August 17, 2021, bears interest at a rate of 10% per annum, requires certain monthly minimum cash payments as specified in the Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the Note. The Note may be prepaid by the Company at any time prior to maturity without penalty. The Company satisfied the initial cash payment as specified in the Note. On April 13, 2021, the Company entered into a third amendment (the “Third Amendment”) to the Judgement Settlement Agreement, whereby the Company issued a convertible promissory note in the principal amount of $300,000 (the “New Note”) to replace the Note and repay the amounts still outstanding under the Judgment Settlement Agreement. The Note matures on April 13, 2022, bears interest at a rate of 10% per annum, requires certain monthly minimum payments in cash or the Company’s Common Stock as specified in the New Note, and is convertible into shares of the Company’s Common Stock, par value $0.01 per share, at a conversion price as specified in the New Note. The New Note may be prepaid by the Company at any time prior to maturity without penalty. On April 16, 2021, the Company paid $235,000 to satisfy, pay in full, and extinguish the New Note and the Judgement Settlement Agreement, which resulted in a gain on debt settlement of $549,026 during the year ended June 30, 2021.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020